INCOME TAXES - NOL Carry-forwards (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Federal income taxes	$ 0	$ 0	$ 0
Increase in valuation allowance	$ 400	5,200	$ 2,600
Federal
Operating loss carryforwards		$ 19,400
Expiration year		Dec. 31, 2030
State | California
Operating loss carryforwards		$ 19,400
Expiration year		Dec. 31, 2030